Right of use assets (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of quantitative information about right-of-use assets [abstract]
Summary of Right of Use Assets

	Leasehold land	Building	Total
	(INR)	(INR)	(INR)
Cost
As at April 1, 2019	4,270	450	4,720
Additions during the year	460	50	510
Deletions during the year	(4)	(3)	(7)
As at March 31, 2020	4,726	497	5,223
Acquisition of subsidiaries (refer note 55)	36	—	36
Additions during the year	1,443	25	1,468
Modifications during the year	—	(26)	(26)
Disposal of subsidiaries (refer Note 39)	(1,745)	—	(1,745)
As at March 31, 2021	4,460	496	4,956
Additions during the year	3,434	—	3,434
Asset acquisition (refer Note 56)	128	—	128
Adjustments during the year*	(13)		(13)
As at March 31, 2022	8,009	496	8,505

Accumulated depreciation
As at April 1, 2019	177	96	273
Charge for the year (refer Note 35)	192	38	230
Depreciation capitalised during the year	—	65	65
As at March 31, 2020	369	199	568
Charge for the year (refer Note 35)	191	54	245
Depreciation capitalised during the year	—	54	54
Disposal of subsidiaries (refer Note 39)	(175)	—	(175)
As at March 31, 2021	385	307	692
Charge for the year (refer Note 35)	217	44	261
Depreciation capitalised during the year	—	57	57
As at March 31, 2022	602	408	1,010

Net book value
As at April 1, 2020 (INR)	4,357	298	4,655
As at March 31, 2021 (INR)	4,075	189	4,264
As at March 31, 2022 (INR)	7,407	88	7,495
As at March 31, 2022 (USD)	98	1	99

* Adjustment of INR 13 (March 31, 2021: INR Nil, March 31, 2020: INR Nil) pertains to leasehold land purchased during the year.